Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation maximum authorized share under the optionplan			11,370,068	6,337,779
Option Vesting period			4 years
Option expiration period			10 years
Unvested shares of options granted with double trigger vesting acceleration percentage in event of sale			50.00%
Total intrinsic value of options exercised			$ 3,800	$ 700
Weighted-average grant date fair value of options granted			$ 4.24	$ 2.02
Unamortized stock-based compensation expense	$ 26,900		$ 18,500
Weighted-average period over which unrecognized compensation cost is expected to be recognized	3 years		3 years 4 months 24 days
Options exercised	$ 1,746	$ 1,316	$ 1,702	$ 693
Incentive Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of incentive stock options granted under the Option Plans			100.00%
Nonstatutory Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of incentive stock options granted under the Option Plans			85.00%